Short-term investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trading securities:
Fair Value	$ 3,106,107	$ 5,422,264
Cost	3,996,128	7,531,588
Unrealized loss in profit and loss	(890,021)	(2,109,324)
Net realized gain/(loss)	189,482	5,516,773
Unrealized loss	890,021	2,109,324
Equity securities [Member] | Quoted Price in Active Market for Identical Assets (Level 1) [Member]
Trading securities:
Fair Value	3,106,107	3,996,130
Cost	3,996,128	6,119,697
Unrealized loss in profit and loss	$ (890,021)	(2,123,567)
Investment Product [Member] | Quoted Price in Active Market for Identical Assets (Level 1) [Member]
Trading securities:
Fair Value		1,426,134
Cost		1,411,891
Unrealized loss in profit and loss		$ 14,243